UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4964
      ---------------------------------------------------------------------

                      Credit Suisse New York Municipal Fund
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                    o  CREDIT SUISSE
                       NEW YORK MUNICIPAL FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                    May 25, 2005


Dear Shareholder:

PERFORMANCE SUMMARY
11/1/04 - 04/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
Common1                                                              (0.03)%
Class A1,2                                                           (0.25)%
Lehman Brothers 5 Year Municipal Bond Index3                          0.24%

   For the 6 months ended April 30, 2005, the Common Class and Class A shares (without sales charge) of the Fund underperformed their benchmark, the Lehman Brothers 5 Year Municipal Bond Index, by 27 and 49 basis points, respectively.

MARKET OVERVIEW: RATES RISE BUT MUNICIPAL DEMAND REMAINS MODEST

   In our view, performance in New York municipal securities over the course of the Fund's fiscal half-year was consistent with the market for municipal securities as a whole. The major factor driving activity in the period was the Federal Open Market Committee's gradualist approach to monetary tightening, which brought the Fed funds rate up 100 basis points, from 1.75% to 2.75%. In support of these measured increases, the central bank cited improvement in labor-market conditions and growth in total output, alongside balanced inflation risks. In turn, short-term interest rates followed the Fed higher, but longer-term rates actually declined, thanks to strong foreign demand for longer duration US assets. This resulted in a significant flattening of the yield curve, as the spread between 2-year and 10-year Treasuries dropped from 150 to 55 basis points.

   Despite the repeated rate hikes, bond yields still remain at near-historic lows. In our view, this has influenced bond investors with a growing appetite for risk to seek out higher yielding instruments. It was only in mid-March, when General Motors announced an earnings shortfall and the company's debt was later downgraded, that a new risk premium was priced into the bond market, prompting a rally in Treasuries. Taken together, these factors tended to create a difficult environment for municipal securities during most of the Fund's fiscal half-year.

   However, an auspicious development within the municipal bond market was the continued economic recovery among states and municipalities, leading to higher tax revenues. This in turn led to a decline in credit risk and improved financial flexibility as concerns about state and local tax-supported bonds abated. New York made impressive financial progress in this regard. Thanks to sizable revenue increases, New York City is expected to end fiscal year 2005 with a surplus, although New York State still struggles with its fiscal position.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

The city was upgraded by Moody's from A to A1, while the outlook on the state remains stable.

STRATEGIC REVIEW: A CONSERVATIVE EMPHASIS ON HIGH QUALITY SECURITIES

   We attribute the Fund's underperformance of its Lehman Brothers 5 Year Municipal Bond Index benchmark in the fiscal year to our conservative emphasis, which is consistent with the Fund's strategic objective of capital preservation. Given our expectation that interest rates would rise, we kept the portfolio's overall duration shorter than the benchmark to potentially help shield it from the prospect of rising rates. In addition, our underweight in lower-rated credits (i.e., those rated BBB and A) relative to the Index also hindered the Fund's performance, as these riskier issues fared better during the fiscal half-year. The composition of the portfolio is largely unchanged, though we have reduced our exposure to bonds issued by Puerto Rico, the spreads of which have continued to widen due to concerns over their creditworthiness.

Lori A. Cohane                      Frank J. Biondo
Co-Portfolio Manager                Co-Portfolio Manager

   The Fund's dividends are derived from interest on New York municipal obligations that are exempt from regular federal income taxes and from New York State and New York City personal income taxes. Some income from the Fund that is exempt from regular federal taxes may be subject to state and City taxes, and some income may be subject to the federal alternative minimum tax. This Fund may be more volatile than a more geographically diverse municipal fund. The default or credit-rating downgrade of issuers of New York municipal securities could affect the market values and marketability of all municipal securities, thereby hurting the Fund's performance. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the Fund may purchase securities that pay interest not exempt from New York taxes.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051
                  --------------------------------------------

                                                                SINCE     INCEPTION
                            1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
                            ------      -------    --------   ---------   ---------
Common Class                (0.09)%      4.78%       4.70%      5.29%       4/1/87
Class A Without
  Sales Charge              (0.45)%       --          --        2.79%      11/30/01
Class A With Maximum
  Sales Charge              (3.45)%       --          --        1.85%      11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051
                  --------------------------------------------

                                                                SINCE     INCEPTION
                            1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
                            ------      -------    --------   ---------   ---------
Common Class                 2.53%       5.08%       4.77%      5.32%       4/1/87
Class A Without
  Sales Charge               2.15%        --          --        3.29%      11/30/01
Class A With Maximum
  Sales Charge              (0.89)%       --          --        2.37%      11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

----------

1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was down 3.20%.

3 The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------
                                                    COMMON
ACTUAL FUND RETURN                                   CLASS       CLASS A
                                                   ---------    ----------
Beginning Account Value 11/1/04                    $1,000.00    $1,000.00
Ending Account Value 4/30/05                       $  999.70    $  997.50
Expenses Paid per $1,000*                          $    2.97    $    4.21

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 11/1/04                    $1,000.00    $1,000.00
Ending Account Value 4/30/05                       $1,021.82    $1,020.58
Expenses Paid per $1,000*                          $    3.01    $    4.26

                                                    COMMON
                                                     CLASS       CLASS A
                                                   ---------    ----------
ANNUALIZED EXPENSE RATIOS*                           0.60%        0.85%

----------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

     The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
----------------------------------------------------
   AAA                                    62.2%
   AA                                     18.6%
   A                                      13.8%
   BBB                                     5.1%
                                         ------
  Subtotal                                99.7%
   Short-Term Investments                  0.3%
                                         ======
     Total                               100.0%
                                         ======


----------
*    Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

  Par                                                           Ratings+
 (000)                                                        (S&P/Moody's)   Maturity        Rate%         Value
 -----                                                        ------------   ---------       ------     -----------
MUNICIPAL BONDS (98.5%)
New York (95.4%)
$1,000 Brookhaven NY, General Obligation Unlimited
         (MBIA Insured) (Non-Callable)                          (AAA , Aaa)   08/15/14        5.000     $ 1,108,870
 1,100 Metropolitan Transportation Authority, Commuter
         Facilities Revenue Bonds, Series A (Non-Callable)     (AAA , Baa1)   07/01/05        5.000       1,104,708
 1,000 Metropolitan Transportation Authority, Commuter
         Facilities Revenue Bonds, Series A (Non-Callable)     (AAA , Baa1)   07/01/07        5.250       1,051,570
 1,000 Metropolitan Transportation Authority, Commuter
         Facilities Revenue Bonds, Series C-1 (Non-Callable)    (AAA , Aaa)   07/01/05        6.000       1,005,980
   200 Metropolitan Transportation Authority, Commuter
         Facilities Revenue Bonds, Series E
         (AMBAC Insured) (Callable 07/01/07 @ $101.00)          (AAA , Aaa)   07/01/11        5.000         212,104
   600 Metropolitan Transportation Authority, NY, Dedicated
         Tax Fund, Series A (FGIC Insured)                      (AAA , Aaa)   04/01/13        5.600         670,734
 1,500 Metropolitan Transportation Authority, NY,
         Transportation Facilities Revenue Bonds, Service
         Contract, Series R  (Non-Callable)                     (AAA , Aaa)   07/01/07        5.500       1,584,555
   695 Metropolitan Transportation Authority, Transport
         Facilities Revenue Bonds, Prerefunded, Series C
         (FSA Insured) (Callable 07/01/12 @ $100.00)            (AAA , Aaa)   07/01/14        5.125         772,805
 1,000 Municipal Assistance Corp., New York City, Revenue
         Bonds, Series H                                        (AAA , Aaa)   07/01/07        6.250       1,071,400
 1,000 Municipal Assistance Corp., New York City, Revenue
         Bonds, Series M                                        (AAA , Aaa)   07/01/08        5.500       1,079,000
 1,500 Municipal Assistance Corp., New York City, Revenue
         Bonds, Series P                                        (AAA , Aaa)   07/01/08        5.000       1,595,925
 1,000 Nassau County New York Interim Finance, Revenue
         Bonds, Series A                                        (AAA , Aaa)   11/15/09        5.000       1,082,060
   400 New York City, Educational Construction Fund,
         Revenue Bonds, Series A (MBIA Insured)
         (Non-Callable)                                         (AAA , Aaa)   04/01/12        5.000         437,748
   660 New York City, General Obligation Unlimited,
         Prerefunded, Series J
         (Callable 08/01/07 @ $101.00)                             (A , A1)   08/01/11        6.125         713,176
 1,050 New York City, General Obligation Unlimited, Series D       (A , A2)   08/01/07        5.750       1,113,598
 1,000 New York City, General Obligation Unlimited, Series F       (A , A2)   08/01/09        5.000       1,070,830
 1,000 New York City, General Obligation Unlimited, Series H
         (Callable 03/15/11 @ $101.00)                             (A , A2)   03/15/13        5.750       1,117,160
 1,000 New York City, General Obligation Unlimited, Series I
         (Non-Callable)                                            (A , A2)   08/01/11        5.000       1,082,280
   800 New York City, General Obligation Unlimited,
         Subseries E5 (JP Morgan Chase Bank LOC) #              (AA- , Aa2)   08/01/17        2.920         800,000
   340 New York City, General Obligation Unlimited,
         Unrefunded Balance, Series J
         (Callable 08/01/07 @ $101.00)                             (A , A1)   08/01/11        6.125         363,657
 1,000 New York City, Industrial Development Agency,
         YMCA Greater NY Project                               (BBB+ , Baa1)  08/01/06        6.000       1,036,450
 1,000 New York City, Municipal Water Finance Authority
         Revenue Bonds, Series D                                (AA+ , Aa2)   06/15/15        5.250       1,098,590
   110 New York City, Transitional Finance Authority,
         Prerefunded Future Tax 2004, Series C (Non-Callable)   (AAA , Aa1)   02/01/08        5.500         117,713

                 See Accompanying Notes to Financial Statements.

                                       7


CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
  Par                                                           Ratings+
 (000)                                                        (S&P/Moody's)   Maturity        Rate%         Value
 -----                                                        ------------   ---------       ------     -----------
MUNICIPAL BONDS
New York
$  465 New York City, Transitional Finance Authority,
         Prerefunded Future Tax, Series B                       (AAA , Aa1)   02/01/08        5.500     $   497,606
   205 New York City, Transitional Finance Authority,
         Prerefunded Future Tax, Series C                       (AAA , Aa1)   02/01/08        5.500         219,375
 1,000 New York City, Transitional Finance Authority,
         Refunding Future Tax Secured, Series B
         (Callable 02/01/11 @ $100.00) #                        (AAA , Aa1)   02/01/29        5.250       1,088,110
   785 New York City, Transitional Finance Authority,
         Unrefunded Balance, Future Tax 2004,
         Series C (Non-Callable)                                (AAA , Aa1)   02/01/08        5.500         839,330
   650 New York City, Transitional Finance Authority,
         Unrefunded Future Tax, Series B                        (AAA , Aa1)   02/01/08        5.500         694,987
   520 New York State Dormitory Authority, Consolidated
         City University Systems, Revenue Bonds, Series A        (AA- , A2)   07/01/05        5.700         522,626
 1,000 New York State Dormitory Authority, Lenox Hill
         Hospital Obligation Group, Revenue Bonds              (BBB+ , Baa2)  07/01/09        5.250       1,061,750
 1,200 New York State Dormitory Authority, New York
         University, Revenue Bonds, Series A (FGIC Insured)     (AAA , Aaa)   07/01/15        5.000       1,318,872
 1,000 New York State Dormitory Authority, State University
         Educational Facilities Revenue Bonds, Series B
         (Callable 05/15/08 @ $101.00)                           (AA- , A2)   05/15/09        5.250       1,079,430
   500 New York State Dormitory Authority, Yeshiva
         University, Revenue Bonds (AMBAC Insured)
         (Non-Callable)                                         (AAA , Aaa)   07/01/14        5.250         563,725
   520 New York State Environmental Facilities Corp.,
         Clean Water & Drinking Revenue Bonds Revolving
         Funds, Series A (Non-Callable)                         (AAA , Aaa)   04/15/10        4.250         546,712
 1,125 New York State Local Government Assistance Corp.,
         Revenue Bonds, Series A                                (AAA , Aaa)   04/01/06        6.000       1,158,401
 1,000 New York State Local Government Assistance Corp.,
         Revenue Bonds, Series A (Non-Callable)                   (AA , A1)   04/01/07        6.000       1,058,590
   505 New York State Thruway Authority, General Revenue
         Bonds, Refunding, Series E (MBIA Insured)
         (Callable 01/01/08 @ $101.00)                          (AAA , Aaa)   01/01/25        5.000         526,765
   325 New York State Thruway Authority, General Revenue
         Bonds, Series F (AMBAC Insured)
         (Callable 01/01/15 @ $100.00)                          (AAA , Aaa)   01/01/18        5.000         354,517
   800 New York State Urban Development Corp.,
         Correctional & Youth Facilities Revenue Bonds,
         Series A                                                (AA- , A2)   01/01/17        5.000         860,152
 1,000 New York State Urban Development Corp.,
         Correctional Facilities Service Contract Revenue
         Bonds, Series C (Callable 01/01/09 @ $101.00)          (AAA , Aaa)   01/01/13        6.000       1,115,640
 1,000 New York State Urban Development Corp., State
         Facilities Revenue Bonds                                (AA- , A2)   04/01/11        5.750       1,125,350
 1,000 Rockland County New York General Obligation Bonds
         (Callable 10/15/09 @ $101.00)                           (AA- , A1)   10/15/14        5.500       1,105,490
 1,420 Triborough Bridge & Tunnel Authority, Revenue Bonds,
         Series A (Callable 01/01/09 @ $101.00)                 (AAA , Aa3)   01/01/18        5.125       1,546,267

                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
  Par                                                           Ratings+
 (000)                                                        (S&P/Moody's)   Maturity        Rate%         Value
 -----                                                        ------------   ---------       ------     -----------
MUNICIPAL BONDS
NEW YORK

$1,000 Triborough Bridge & Tunnel Authority, Revenue
           Bonds, Series B                                      (AAA , Aa3)   01/01/09        5.500     $ 1,089,590
                                                                                                        -----------
TOTAL NEW YORK (Cost  $38,414,648)                                                                       39,664,198
                                                                                                        -----------

PUERTO RICO (3.1%)
$1,000 Puerto Rico Commonwealth Aqueduct & Sewer
         Authority, Revenue Bonds (MBIA Insured)                (AAA , Aaa)   07/01/07        6.000       1,065,660

   210 Puerto Rico Public Buildings Authority, Unrefunded
         Balance, Government Facilities Revenue Bonds,
         Series C (Non-Callable)                                (A- , Baa1)   07/01/05        5.000         210,844
                                                                                                        -----------
TOTAL PUERTO RICO (Cost  $1,233,021)                                                                      1,276,504
                                                                                                        -----------

TOTAL MUNICIPAL BONDS (Cost  $39,647,669)                                                                40,940,702
                                                                                                        -----------

   Number of
    Shares
  ----------
SHORT-TERM INVESTMENT (0.3%)
 114,140  Blackrock Provident New York Money Fund
            (Cost  $114,140)                                                                                114,140
                                                                                                        -----------


TOTAL INVESTMENTS AT VALUE (98.8%) (Cost  $39,761,809)                                                   41,054,842

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                                                500,699
                                                                                                        -----------

NET ASSETS (100.0%)                                                                                     $41,555,541
                                                                                                        ===========


                            INVESTMENT ABBREVIATIONS
              AMBAC = American Municipal Bond Assurance Corporation
                   FGIC = Financial Guaranty Insurance Company
                    FSA = Financial Security Assurance, Inc.
                MBIA = Municipal Bond Investors Assurance Company
                             LOC = Letter of Credit

--------------------------------------------------------------------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS

   Investments at value (Cost $39,761,809) (Note 2)                  $41,054,842
   Cash                                                                       18
   Interest receivable                                                   551,966
   Receivable for fund shares sold                                         4,820
   Prepaid expenses                                                       22,282
                                                                     -----------
      Total Assets                                                    41,633,928
                                                                     -----------
LIABILITIES

   Advisory fee payable (Note 3)                                           1,350
   Administrative services fee payable (Note 3)                           16,718
   Distribution fee payable (Note 3)                                         499
   Dividend payable                                                        8,496
   Payable for fund shares redeemed                                        7,711
   Trustees' fee payable                                                   4,410
   Other accrued expenses payable                                         39,203
                                                                     -----------
      Total Liabilities                                                   78,387
                                                                     -----------
NET ASSETS

   Capital stock, $0.001 par value (Note 6)                                4,076
   Paid-in capital (Note 6)                                           39,898,673
   Undistributed net investment income                                        65
   Accumulated net realized gain on investments                          359,694
   Net unrealized appreciation from investments                        1,293,033
                                                                     -----------
      Net Assets                                                     $41,555,541
                                                                     ===========
COMMON SHARES

   Net assets                                                        $39,141,563
   Shares outstanding                                                  3,838,974
                                                                     -----------
   Net asset value, offering price, and redemption price per share        $10.20
                                                                          ======
A SHARES

   Net assets                                                        $ 2,413,978
   Shares outstanding                                                    236,581
                                                                     -----------
   Net asset value and redemption price per share                         $10.20
                                                                          ======
   Maximum offering price per share (net asset value/(1-3.00%))           $10.52
                                                                          ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME (Note 2)                                                   $   972,439
                                                                           -----------
EXPENSES
  Investment advisory fees (Note 3)                                             93,826
  Administrative services fees (Note 3)                                         45,654
  Distribution fees (Note 3)
   Class A                                                                       2,615
  Transfer agent fees (Note 3)                                                  16,699
  Legal fees                                                                    14,489
  Registration fees                                                             14,109
  Audit fees                                                                    10,747
  Insurance expense                                                             10,544
  Printing fees (Note 3)                                                         8,260
  Trustees' fees                                                                 4,063
  Custodian fees                                                                 1,596
  Commitment fees (Note 4)                                                         688
  Miscellaneous expense                                                          3,946
                                                                           -----------
   Total expenses                                                              227,236
  Less: fees waived (Note 3)                                                   (84,234)
                                                                           -----------
   Net expenses                                                                143,002
                                                                           -----------
     Net investment income                                                     829,437
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

   Net realized gain from investments                                          359,736
   Net change in unrealized appreciation (depreciation) from investments   $(1,226,793)
                                                                           -----------
   Net realized and unrealized loss from investments                          (867,057)
                                                                           -----------
   Net decrease in net assets resulting from operations                    $   (37,620)
                                                                           ===========



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               FOR THE
                                                                              SIX MONTHS        FOR THE
                                                                                 ENDED        YEAR ENDED
                                                                            APRIL 30, 2005    OCTOBER 31,
                                                                             (UNAUDITED)         2004
                                                                             ------------    ------------
FROM OPERATIONS
  Net investment income                                                      $    829,437    $  2,073,573
  Net realized gain from investments                                              359,736         521,441
  Net change in unrealized appreciation (depreciation) from investments        (1,226,793)     (1,261,144)
                                                                             ------------    ------------
   Net increase (decrease) in net assets resulting from operations                (37,620)      1,333,870
                                                                             ------------    ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                                           (794,734)     (2,021,349)
   Class A shares                                                                 (34,630)        (52,232)
  Distributions from net realized gains
   Common Class shares                                                           (502,733)       (460,484)
   Class A shares                                                                 (18,690)        (11,457)
                                                                             ------------    ------------
   Net decrease in net assets resulting from dividends and distributions       (1,350,787)     (2,545,522)
                                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                  2,464,244       7,297,824
  Reinvestment of dividends and distributions                                   1,267,866       2,355,158
  Net asset value of shares redeemed                                          (13,703,091)    (20,485,093)
                                                                             ------------    ------------
   Net decrease in net assets from capital share transactions                  (9,970,981)    (10,832,111)
                                                                             ------------    ------------
  Net decrease in net assets                                                  (11,359,388)    (12,043,763)

NET ASSETS
  Beginning of period                                                          52,914,929      64,958,692
                                                                             ------------    ------------
  End of period                                                              $ 41,555,541    $ 52,914,929
                                                                             ============    ============

Undistributed net investment income (loss)                                   $         65    $         (8)
                                                                             ============    ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                  FOR THE SIX
                                                  MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005  --------------------------------------------------------
                                                   (UNAUDITED)     2004        2003        2002        2001        2000
                                                 --------------  --------    --------    --------    --------    --------
PER SHARE DATA
  Net asset value, beginning of period               $  10.49    $  10.68    $  10.81    $  10.74    $  10.24    $  10.04
                                                     --------    --------    --------    --------    --------    --------
INVESTMENT OPERATIONS
  Net investment income                                  0.18        0.37        0.38        0.38(1)     0.43        0.44
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.18)      (0.11)       0.05        0.13        0.50        0.20
                                                     --------    --------    --------    --------    --------    --------
      Total from investment operations                  (0.00)       0.26        0.43        0.51        0.93        0.64
                                                     --------    --------    --------    --------    --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.18)      (0.37)      (0.38)      (0.38)      (0.43)      (0.44)
  Distributions from net realized gains                 (0.11)      (0.08)      (0.18)      (0.06)         --          --
                                                     --------    --------    --------    --------    --------    --------
      Total dividends and distributions                 (0.29)      (0.45)      (0.56)      (0.44)      (0.43)      (0.44)
                                                     --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  10.20    $  10.49    $  10.68    $  10.81    $  10.74    $  10.24
                                                     ========    ========    ========    ========    ========    ========
      Total return2                                     (0.03)%      2.50%       4.05%       4.91%       9.20%       6.54%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $ 39,142    $ 51,055    $ 63,423    $ 83,434    $113,371    $ 74,948
    Ratio of expenses to average net assets              0.60%3      0.60%       0.60%       0.60%       0.60%       0.62%
    Ratio of net investment income to average
      net assets                                         3.55%3      3.53%       3.51%       3.58%       4.03%       4.37%
    Decrease reflected in above operating
      expense ratios due to waivers                      0.36%3      0.36%       0.26%       0.25%       0.16%       0.11%
  Portfolio turnover rate                                  11%         27%          6%         34%         51%         29%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

3    Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                     FOR THE                             FOR THE
                                                   SIX MONTHS        FOR THE YEAR         PERIOD
                                                      ENDED     ENDED OCTOBER 31,         ENDED
                                                 APRIL 30, 2005  --------------------   OCTOBER 31,
                                                   (UNAUDITED)     2004        2003        20021
                                                   -----------   --------    --------    --------
PER SHARE DATA
  Net asset value, beginning of period               $  10.50    $  10.70    $  10.81    $  10.61
                                                     --------    --------    --------    --------
INVESTMENT OPERATIONS
  Net investment income                                  0.17        0.34        0.35        0.31(2)
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.19)      (0.12)       0.07        0.26
                                                     --------    --------    --------    --------
      Total from investment operations                  (0.02)       0.22        0.42        0.57
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.17)      (0.34)      (0.35)      (0.31)
  Distributions from net realized gains                 (0.11)      (0.08)      (0.18)      (0.06)
                                                     --------    --------    --------    --------
      Total dividends and distributions                 (0.28)      (0.42)      (0.53)      (0.37)
                                                     --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  10.20    $  10.50    $  10.70    $  10.81
                                                     ========    ========    ========    ========
      Total return3                                     (0.25)%      2.13%       3.97%       5.46%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $  2,414    $  1,860    $  1,535    $    140
    Ratio of expenses to average net assets              0.85%4      0.85%       0.85%       0.85%4
    Ratio of net investment income to average
      net assets                                         3.30%4      3.28%       3.29%       3.21%4
    Decrease reflected in above operating expense
      ratios due to waivers                              0.36%4      0.36%       0.26%       0.36%4
  Portfolio turnover rate                                  11%         27%          6%         34%

--------------------------------------------------------------------------------
1    For the period November 30, 2001 (inception date) through October 31, 2002.
2    Per share information is calculated using the average shares outstanding method.
3    Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4    Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTE TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     Credit Suisse New York Municipal Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

     The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that each bears different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     G) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived for the Fund were $93,826 and $84,234, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $23,456.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

each fund/portfolio subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $22,198.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the Fund reimbursed CSAM $11,428, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $227 from commissions earned on the sale of the Fund's Class A shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $5,123 for its services to the Fund.

NOTE 4. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005 and during the six months ended April 30, 2005, the Fund had no borrowings under the Credit Facility.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $5,153,462 and $14,331,792, respectively.

     At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $39,761,809, $1,336,611, $(43,578) and $1,293,033, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                         COMMON CLASS
                                 --------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                 --------------------------     -------------------------
                                    SHARES         VALUE          SHARES        VALUE
                                   ---------   ------------     ----------   ------------
Shares sold                          163,482   $  1,683,927        606,506   $  6,419,036
Shares issued in reinvestment of
  dividends and distributions        118,734      1,221,764        218,633      2,303,050
Shares redeemed                   (1,309,212)   (13,486,956)    (1,896,327)   (19,906,602)
                                  ----------   ------------     -----------  ------------
Net decrease                      (1,026,996)  $(10,581,265)    (1,071,188)  $(11,184,516)
                                  ==========   ============     ==========   ============

                                                           CLASS A
                                 --------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)          OCTOBER 31, 2004
                                 --------------------------     -------------------------
                                    SHARES         VALUE          SHARES          VALUE
                                  ----------    -----------     ----------     ----------
Shares sold                           75,976   $    780,317         84,081    $   878,788
Shares issued in reinvestment of
  dividends and distributions          4,485         46,102          4,944         52,108
Shares redeemed                      (21,053)      (216,135)       (55,339)      (578,491)
                                  ----------   ------------     ----------    -----------
Net increase                          59,408   $    610,284         33,686    $  352,405
                                  ==========   ============     ==========    ===========

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

     On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             2                     53%
            Class A                  2                     71%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------

     In approving the Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

     Investment Advisory Fee Rate

     The Board reviewed and considered the contractual advisory fee rate of 0.40% paid by the Fund, (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waiver and reimbursements into account) of 0.04% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waiver and reimbursements could be discontinued at any time.

     Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

     Nature, Extent and Quality of the Services under the Advisory Agreement

     The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM , including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Fund by, both senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

     Fund Performance

     The Board received and considered the one-year, five-year and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

     CSAM Profitability

     The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

     Economies of Scale

     The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

     Other Benefits to CSAM

     The Board considered other benefits received by CSAM, and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM, and its affiliates).

     The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     Conclusions

     In selecting CSAM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board of the fund concluded that:

     o the Contractual Advisory Fee, which was around the median of its Peer Group, was considered reasonable recognizing that the Net Advisory Fee was the second lowest of its Peer Group and of its Universe (e.g., all retail and institutional New York intermediate municipal debt funds) due to CSAM's waiver of part of its fee for the one-year period ended October 31, 2004.

     o the Fund's one-year, three-year and five-year performance was below that of its Universe, although no such comparison against its Peer Group was possible due to the limited number of comparable New York intermediate municipal debt funds of similar asset size sold through similar channels of distribution. The Board discussed the underperformance with CSAM.

     o aside from performance (as discussed above), the Board were satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement and are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

     o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

     o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

     o in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     o Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

     RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

     We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     o    By calling 1-800-927-2874

     o    On the Fund's website, www.csam.com/us

     o On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       NYM-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse New York Municipal Fund

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005